Note 12 - Federal Home Loan Bank (FHLB) Advances and Other Borrowings (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Advances from Federal Home Loan Banks, Total	$ 0	$ 0
Pledged Assets, Not Separately Reported, Other	181,200	167,600
Additional Advances from Federal Home Loan Banks	$ 65,300	$ 73,000